Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

14. Income taxes

The Company was incorporated in the Cayman Islands. It is tax-exempted under the tax laws of the Cayman Islands. Qudian BVI is domiciled in the British Virgin Islands, which is also tax-exempted. Qudian HK is domiciled in Hong Kong, and is subject to 16.5% statutory income tax rate in the periods presented.

The VIEs and their subsidiaries domiciled in the PRC were subject to 25% statutory income tax rate in the years presented. As stipulated by the Taxation Law of PRC, the subsidiaries in Ganzhou are qualified enterprises engaged in industry under the Western Development Strategy and are therefore entitled to preferential tax rate of 15%, and the subsidiary in Xinjiang is qualified enterprise engaged in industry as a company established in the special economic development zone and is therefore entitled to an exemption from income tax for first five years and 50% reduction for the next five years from its first profitable year.

The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Current income tax expenses	—	144,628,149	353,218,915	54,288,754
Deferred income tax expenses	—	(17,787,699)	(97,672,912)	(15,012,052)

Total income tax expenses	—	126,840,450	255,546,003	39,276,702

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	33,430,952	138,683,016	21,315,189
Allowance for other receivables	2,082,694	2,300,135	353,524
Guarantee liabilities	931,172	3,700,872	568,814
Share-based compensation	18,087,929	26,240,241	4,033,051
Investment loss under equity method	1,201,296	6,370,364	979,107
Net operating loss carry forwards	55,764,192	80,539,001	12,378,618
Less: valuation allowance	(93,710,536)	(142,373,018)	(21,882,332)

Non-current deferred tax assets, net	17,787,699	115,460,611	17,745,971

Non-current deferred tax liabilities	—	—	—

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis. As of December 31, 2016 and 2017, the Company had deferred tax assets related to net operating loss carry forwards of RMB 55,764,192 and RMB 80,539,001 (US$ 12,378,618), respectively, from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC, which can be carried forward to offset taxable income. The net operating loss will expire in years 2018 to 2022 if not utilized. The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets.

Reconciliation between the income taxes expense computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
(Loss)/ income before income tax	(233,163,744)	703,493,068	2,420,004,823	371,947,932
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	(58,290,936)	175,873,268	605,001,206	92,986,983
Effect of different tax rates	—	(72,661,772)	(367,422,131)	(56,471,748)
Exempt Income	—	—	(2,064,183)	(317,259)
Expenses not deductible for tax purposes	10,341,003	183,808	4,298,559	660,677
Income tax refund	—	(12,123,338)	(32,929,930)	(5,061,237)
Changes in valuation allowance	47,949,933	35,568,484	48,662,482	7,479,286

Income tax expenses	—	126,840,450	255,546,003	39,276,702

The Company did not incur any interest and penalties related to potential underpaid income tax expenses.

The relevant tax authorities have not conducted a tax examination on PRC entities. In accordance with relevant PRC tax administration laws, the tax for the years ended December 31, 2015, 2016 and 2017 of the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs remain subject to tax audits by the relevant tax authorities as of December 31, 2017.

Management has asserted to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries is RMB 3,033 million (US$ 466 million) as of December 31, 2017. Upon repatriation of the foreign subsidiaries and the VIEs’ earnings, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. The related unrecognized deferred tax liabilities were approximately RMB 1,213 million (US$ 186 million).